UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016
1

Item 1. Reports to Stockholders.

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 29, 2016 (Unaudited)

Infinity Q Diversified Alpha Fund

Semi-Annual Report to Shareholders

Consolidated Financial Statements

February 29, 2016 (Unaudited)

TABLE OF CONTENTS

Page

Expense Example	1

Fund Performance Summary	2 - 3

Consolidated Financial Statements

Consolidated Schedule of Investments	4 - 9

Consolidated Statement of Assets and Liabilities	10

Consolidated Statement of Operations	11

Consolidated Statement of Changes in Net Assets	12

Consolidated Financial Highlights	13 - 14

Notes to Consolidated Financial Statements	15 - 29

Other Information

Infinity Q Diversified Alpha Fund
Expense Example
For the Period Ended February 29, 2016 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period from September 1, 2015 to February 29, 2016 (the “Period”).
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the Period.
Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information under the heading “Hypothetical Performance (5% Return Before Expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Expenses Paid During the Period
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD
Infinity Q Diversified Alpha Fund – Investor Class
Actual Fund Return (1)	$1,000.00	$1,031.30	2.26%	$11.31
Hypothetical 5% Return *	$1,000.00	$1,027.40	2.26%	$11.39

Infinity Q Diversified Alpha Fund – Institutional Class

Actual Fund Return (1)	$1,000.00	$1,014.30	2.02%	$10.12
Hypothetical 5% Return *	$1,000.00	$1,029.80	2.02%	$10.19

(1)	Expenses are equal to the each class’s annualized expense ratio of 2.26% for Investor Class and 2.02% for Institutional Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the Period).
*
Hypothetical expenses are equal to each class’s annualized expense ratio as indicated, multiplied by the average account value over the period commencing September 1, 2015, multiplied by 182/366 to reflect information had each class been in operation for the entire period.

Infinity Q Diversified Alpha Fund
Performance Summary
February 29, 2016 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Infinity Q Diversified Alpha Fund from September 30, 2014 (commencement of operations) to February 29, 2016, compared to the Bloomberg Global Aggregate Hedge Fund Index. This chart illustrates the performance of a hypothetical $10,000 investment made on the fund’s inception date and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart assumes reinvestment of capital gains and dividends.

Investment Returns

Infinity Q Diversified Alpha Fund	Six-Months Ended February 29, 2016	Period September 30, 2014* to February 29, 2016

Institutional Class	1.43% (1)	3.16% (2)
Investor Class	1.33% (1)	2.95% (2)

Bloomberg Global Aggregate Hedge Fund Index (3)	-1.27% (1)	-0.83% (2)

* Commencement of operations.

(1) Not annualized

(2) Annualized

(3) Bloomberg Global Aggregate Hedge Fund Index is a market capitalization weighted index of hedge funds domiciled globally. The index contains over 2,400 hedge funds representing more than $470 billion in assets. An investor cannot invest directly in an index.

As of February 29, 2016, the gross total annual operating expense ratios for the Investor Class and the Institutional Class were 2.27% and 2.07% respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.
All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 212-460-4102.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments
February 29, 2016 (Unaudited)

	Shares		Value
COMMON STOCK (1.0%)
Biotechnology
Editas Medicine, Inc. (a)	16,025		$463,924
NantKwest, Inc. (a)	10,000		68,800
Sorrento Therapeutics, Inc. (a)	123,597		746,526
TOTAL COMMON STOCK (Cost $1,493,809)			$1,279,250

OPTIONS PURCHASED (1.3%) (a)
	Contracts
Call Options Purchased (0.8%)
CBOE VIX Volatility, Expires March 2016 at $23.00	5,000		625,000
CBOE VIX Volatility, Expires March 2016 at $28.00	3,000		135,000
iShares Nasdaq Biotechnology ETF, Expires April 2016 at $300.00	1,500		105,000
SPDR S&P 500 ETF, Expires March 2016 at $203.00	7,500		48,750
Total Call Options Purchased (Premiums paid $1,265,995)			913,750

Put Options Purchased (0.5%)
CurrencyShares Japanese Yen ETF, Expires March 2016 at $83.50	1,500		67,500
SPDR S&P 500 ETF, Expires March 2016 at $190.00	2,500		598,750
Total Put Options Purchased (Premiums paid $533,090)			666,250
	Notional
Currency Options (0.0%)
INR Call / USD Put, Expires April 2016 at 64.00	7,500,000	USD	3,615
Total Currency Options (Premiums paid $43,875)			3,615

TOTAL OPTIONS PURCHASED (Premiums paid $1,842,960)			$1,583,615
	Shares
SHORT-TERM INVESTMENT (67.8%)
Fidelity Institutional Money Market Portfolio - Class I, 0.35% (b)	82,228,894		$82,228,894
STIT Liquid Assets Portfolio - Institutional Class, 0.45% (b) (c)	1,938,430		1,938,430
TOTAL SHORT-TERM INVESTMENT (Cost $84,167,324)			$84,167,324

TOTAL INVESTMENTS (70.1%) (Cost $87,504,093)			$87,030,189

OTHER ASSETS IN EXCESS OF LIABILITIES (29.9%)			37,040,957
TOTAL NET ASSETS (100.0%)			$124,071,146

(a) Non-income producing security.
(b) Rate quoted is seven-day yield at period end. See Note 7.
(c) Position held in the Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2016 (Unaudited)

	Shares		Value
SECURITIES SOLD SHORT (-1.2%)

EXCHANGE TRADED FUNDS (-1.2%)
iShares Nasdaq Biotechnology ETF	(6,000)		$(1,524,540)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $1,999,134)			(1,524,540)

TOTAL SECURITIES SOLD SHORT (Proceeds $1,999,134)			$(1,524,540)
	Contracts
WRITTEN OPTIONS (-1.4%)

Call Options Written (-0.7%)
CBOE VIX Volatility, Expires March 2016 at $32.50	(4,000)		(80,000)
CBOE VIX Volatility, Expires April 2016 at $28.00	(5,000)		(675,000)
Total Call Options Written (Premiums received $1,045,800)			(755,000)

Put Options Written (-0.6%)
iShares Nasdaq Biotechnology ETF, Expires June 2016 at $235.00	(150)		(170,250)
SPDR S&P 500 ETF, Expires April 2016 at $182.00	(2,500)		(551,250)
Total Call Options Written (Premiums received $595,265)			(721,500)
	Notional
Currency Options Written (-0.3%)
USD Call / INR Put, Expires April 2016 at 68.00 INR	(10,000,000)	USD	(170,070)
USD Call / INR Put, Expires May 2016 at 66.69 INR (a)	(5,000,000)	USD	(141,570)
Total Currency Options Written (Premiums received $286,500)			(311,640)

TOTAL WRITTEN OPTIONS
(Premiums received $1,927,565)			$(1,788,140)

(a) Option includes reverse knock in barrier at 70 INR/USD exchange rate. Exchange rate must increase above the barrier to activate the option payout.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2016 (Unaudited)

FORWARD CURRENCY CONTRACTS (0.7%)
						Unrealized
	Settlement	Currency	USD Value	Currency	USD Value	Appeciation /
Counterparty	Date	Delivered	Feb. 29, 2016	Received	Feb. 29, 2016	(Depreciation)
MS	March 8, 2016	2,665,482 EUR	$2,899,832	3,000,000 USD	$3,000,000	$100,168
MS	March 8, 2016	32,367,500 CNH	4,938,083	4,970,859 USD	4,970,859	32,776
MS	March 8, 2016	179,375,000 THB	5,026,479	5,000,000 USD	5,000,000	(26,479)
MS	April 15, 2016	2,892,300,000 KRW	2,335,985	300,000,000 JPY	2,665,679	329,694
BAML	June 20, 2016	326,600,000 TWD	9,748,712	10,000,000 USD	10,000,000	251,288
MS	July 1, 2016	2,759,250,000 KRW	2,225,800	279,601,763 JPY	2,490,476	264,676
MS	July 27, 2016	25,948,800 CNH	3,911,976	3,842,559 USD	3,842,559	(69,417)

						$882,706

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2016 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS
			Rate Paid /			Up Front
	Buy / Sell	Reference	(Received)	Termination	Notional	Premium Paid /	Fair	Unrealized
Counterparty	Protection	Entity (a)	by the Fund	Date	Amount	(Received)	Value	Gain / (Loss)
BAML	Buy	BRAZIL	1.00%	9/20/2017	$23,750,000	$267,692	$388,023	$120,331
BAML	Sell	BRAZIL	(1.00%)	9/20/2018	17,250,000	(449,754)	(795,014)	(345,260)
BAML	Buy	BRAZIL	1.00%	9/20/2020	2,500,000	227,563	336,644	109,081
MS	Buy	S_KOREA	1.00%	9/20/2020	10,000,000	(177,766)	(181,122)	(3,356)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS						$(132,265)	$(251,469)	$(119,204)

TOTAL RETURN SWAP CONTRACTS
		Rate Paid	Termination	Notional	Unrealized
Counterparty	Reference Entity (a)	by the Fund	Date	Amount	Gain / (Loss)
BAML	MLBX3MSE (b)	0.87%	1/13/2017	$5,065,385	—
BAML	MLBX4SX6 (b)	2.20%	1/13/2017	8,320,698	—
BAML	MLBX73C0 (b)	1.75%	1/13/2017	44,024,850	—
BAML	MLBX73CD (b)	1.96%	1/13/2017	10,762,195	—
BAML	MLBXWCMR (b)	—	1/13/2017	4,570,764	—
BAML	MLCICOTE (b)	—	1/13/2017	5,036,779	—
BAML	MLCIKSAL (b)	0.75%	1/13/2017	9,564,802	—
BAML	MLCIKSPL (b)	0.60%	1/13/2017	5,610,008	—
BAML	MLEISVEM	1.90%	9/16/2016	2,399,895	26,018
BAML	MLEISVGL	1.10%	11/18/2016	3,200,512	41,744
BAML	MLEISVHY	0.60%	7/15/2016	5,202,120	(13,245)
BAML	MLEISVSO	1.50%	7/15/2016	1,659,099	35,156
BAML	MLEISVWM	1.40%	11/18/2016	4,173,260	68,308
BAML	MLEISVXY	0.50%	6/17/2016	3,897,720	13,877
BAML	XLFS12017 *	—	1/20/2017	120,000	91,210
BAML	XLFS61716 *	—	6/17/2016	100,000	123,888
SG	DAXS61716 *	—	6/17/2016	125,000 (EUR)	352,254
SG	DAXVOLSWP *	—	6/17/2016	125,000 (EUR)	390,509
SG	SGI EFS 130/30 US Index	0.15% + 3 Month LIBOR	3/3/2016	7,000,033	—
SG	SGI US Gravity Index	0.56%	1/29/2016	10,000,000	—
SG	SX5EVOLSWP *	—	12/16/2016	125,000 (EUR)	260,891
SG	Wildcat Ludician 2 USD ER Index	0.56%	3/31/2016	3,000,000	—

TOTAL OF TOTAL RETURN SWAP CONTRACTS					$1,390,610

Counterparty abbreviations:
BAML − Bank of America Merrill Lynch
MS − Morgan Stanley
SG − Societe Generale

*  Illiquid security

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2016 (Unaudited)

(a)  The following is a description of each reference entity:

BRAZIL - Federative Republic of Brazil 4.25% January 7, 2025

SKOREA - Republic of Korea 7.125% April 16, 2019

Merrill Lynch Wildcat Commodity Relative Value Indices (MLBX73C0, MLBX73CD, MLBX4SX6, MLCIKSPL, MLCIKSAL, MLBX3MSE, MLBXWCMR, MLCICOTE) employ commodity relative value strategies using commodity futures across agriculture, energy, industrial metals, precious metals, and livestock.

Merrill Lynch Short Synthetic Variance Index - GL (MLEISVGL) trades SPDR Gold Trust variance.

Merrill Lynch Short Synthetic Variance Index - EM (MLEISVEM) trades iShares MSCI Emerging Market variance.

Merrill Lynch Short Synthetic Variance Index - HY (MLEISVHY) trades iShares iBoxx High Yield Corporate Bond ETF variance.

Merrill Lynch Short Synthetic Variance Index - SO (MLEISVSO) trades United States Oil Fund LP variance.

Merrill Lynch Short Synthetic Variance Index - WM (MLEISVWM) trades iShares Russell 2000 ETF variance.

Merrill Lynch Short Synthetic Variance Index - XY (MLEISVXY) trades CurrencyShares Japanese Yen variance.

XLFS12017 and XLFS61716 are dispersion swaps on Financial Select Sector SPDR.

DAXS61716 and DAXVOLSWP are dispersion swaps on the German DAX Index.

SGI EFS 130/30 US Index aims to generate postive performance from potential momentum patterns in individual US equities.

SGI US Gravity Index aims to generate positive performance from potential mean-reversion patterns in the levels of the S&P 500 index using futures on the index.

SX5EVOLSWP is a dispersion swap on the EURO STOXX 50 Price EUR Index (SX5E).

Wildcat Lucidian 2 USD ER Index aims to generate positive performance from trading VIX Index futures.

(b)  Positions held in Subsidiary. See Notes.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Consolidated Schedule of Investments (continued)
February 29, 2016 (Unaudited)

Consolidated Allocation of Portfolio Holdings

by Absolute Market Value *

* As a percent of total investments.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

ASSETS

Investments, at value (cost $85,661,133)	$85,446,574
Purchased options, at value (premiums paid $1,842,960)	1,583,615
Total Investments (cost and premiums paid $87,504,093)	87,030,189

Cash collateral for derivative instuments (a)	35,424,010
Deposits with brokers for short sales and derivative instruments	1,063,107
Premiums paid for swap contracts	495,255
Unrealized appreciation on swap contracts	1,633,267
Unrealized appreciation on forward currency contracts	882,706
Receivables:
Receivable for investments sold	2,448,777
Receivable for fund shares sold	443,634
Investment interest receivable (b)	22,287
Prepaid expenses	27,587

Total Assets	129,470,819

LIABILITIES

Written options, at value (premiums received $1,927,565)	1,788,140
Securities sold short, at value (proceeds $1,999,134)	1,524,540
Premiums received from swap contracts	627,520
Unrealized depreciation on swap contracts	361,861
Payables:
Payable for investments purchased	888,060
Payable for fund shares redeemed	3,000
Due to Investment Adviser	159,654
Accrued trustees fees	3,464
Distribution fees - Investor Shares (see Note 4)	1,176
Accrued expenses and other liabilities	42,258

Total Liabilities	5,399,673

NET ASSETS	$124,071,146

COMPONENTS OF NET ASSETS

Paid in capital	$123,151,280
Accumulated undistributed net investment income	(393,357)

Accumulated realized loss on investments, purchased options, securities sold short, swap contracts, forward currency contracts, and written options	(981,004)
Net unrealized appreciation (depreciation) on:
Investments	(214,559)
Purchased options	(259,345)
Securities sold short	474,594
Swap contracts	1,271,406
Written options	139,425
Forward currency contracts	882,706

Total Net Assets	$124,071,146

Investor Shares

Net assets applicable to shares outstanding	$6,275,165
Shares outstanding (unlimited shares authorized with $0.01 par value)	623,413

Net asset value, offering and redemption price* per share	$10.07

Institutional Shares

Net assets applicable to shares outstanding	$117,795,981
Shares outstanding (unlimited shares authorized with $0.01 par value)	11,665,358

Net asset value, offering and redemption price* per share	$10.10

(a)	Includes $9,299,921 of cash deposits for the Subsidiary (See Note 1)
(b)	Includes $612 of interest receivable from the Subsidiary

*	Redemption price per share of Investor Shares or Institutional Shares is NAV reduced by 1.00% if shares are held for 60 days or less

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

INVESTMENT INCOME

Interest income (a)	$61,907
Dividend income	10,022

Total Investment Income	71,929

EXPENSES

Management fees	738,109
Administration fees	56,306
Broker fees (b)	29,636
Transfer agent fees	27,435
Registration fees	18,823
Legal fees (c)	15,818
Audit fees	13,955
Compliance fees	5,966
Interest expense	5,730
Trustee fees	5,544
Printing expense	4,819
Custody fees	4,747
Distribution fees (see Note 4)	2,689
Shareholder servicing fees	1,722
Dividend expense on securities sold short	252
Other expenses	8,723

Total Expenses	940,274
Less: expenses waived and reimbursed	(56,536)

Net Expenses	883,738

Net Investment Income	(811,809)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on:
Investments	(58,278)
Purchased options	(3,279,910)
Securities sold short	137,231
Swap contracts (d)	1,159,620
Written options	3,029,457
Forward currency contracts	3,832
Net realized gain	991,952

Change in unrealized appreciation / (depreciation) on:
Investments	(84,773)
Purchased options	(2,017,776)
Securities sold short	516,965
Swap contracts (d)	1,987,609
Written options	121,889
Forward currency contracts	579,381
Net change in appreciation	1,103,295

Net realized and unrealized gain on investments	2,095,247
Net increase in net assets resulting from operations	$1,283,438

(a)	Includes $1,500 of investment interest income from the Subsidiary
(b)	Includes administrative and stock borrowing fees
(c)	Includes $867 of legal fees of the Subsidiary
(d)	Includes $2,991,132 of realized losses from swap contracts held in the Subsidiary

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)	Period September 30, 2014* to August 31, 2015
FROM OPERATIONS

Net investment loss	$(811,809)	$(1,005,374)
Net realized gain on investments, purchased options, securities sold short, swap contracts, forward currency contracts, and written options	991,952	1,379,911
Change in unrealized appreciation / depreciation on investments, purchased options, securities sold short, swap contracts, forward currency contracts, and written options	1,103,295	1,190,932

Net increase in net assets resulting from operations	1,283,438	1,565,469

DISTRIBUTIONS TO SHAREHOLDERS

From net realized gain:
Investor shares	(70,458)	(4,998)
Institutional shares	(1,583,301)	(739,793)

Decrease in net assets from distributions	(1,653,759)	(744,791)

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold:
Investor shares	6,092,220	411,697
Institutional shares	56,990,193	59,055,482

Proceeds from shares reinvested:
Investor shares	70,458	4,998
Institutional shares	1,425,275	732,441

Redemption fee proceeds:
Investor shares	173	—
Institutional shares	2,395	—

Cost of shares redeemed:
Investor shares	(24,273)	(237,590)
Institutional shares	(628,155)	(274,525)

Net increase in net assets from capital share transactions	63,928,286	59,692,503

NET ASSETS

Beginning of Period	60,513,181	—
End of Period	$124,071,146	$60,513,181

Accumulated undistributed net investment income	$(393,357)	$418,452

Investor Shares

Shares sold	600,534	42,340
Shares issued on reinvestment of distributions	7,004	522
Shares redeemed	(2,398)	(24,589)

Net increase in shares outstanding	605,140	18,273

Institutional Shares

Shares sold	5,635,158	5,902,901
Shares issued on reinvestment of distributions	141,256	76,455
Shares redeemed	(62,355)	28,057

Net increase in shares outstanding	5,714,059	5,951,299

*	Commencement of operations

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Investor Shares
For a share outstanding throughout the period

	Six Months Ended		Period
	February 29, 2016		September 30, 2014*
	(Unaudited)		to August 31, 2015

Net asset value, beginning of period	$10.11		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.10)		(0.21)
Net realized and unrealized gain on investments	0.25		0.46

Total from investment operations	0.15		0.25

Less distributions:

From net realized gains	(0.19)		(0.14)

Total distributions	(0.19)		(0.14)

Redemption fee proceeds	— (2)		—

Net asset value, end of period	$10.07		$10.11

Total return (3)	1.33%	(4)	2.62%	(4)

Net assets, end of period (in thousands)	$6,275		$185

Ratio of expenses to average net assets:

Before fees waived	2.34%	(5)(6)	2.76%	(5)(6)
After fees waived	2.26%	(5)(6)	2.38%	(5)(6)

Ratio of net investment loss to average net assets:

Before fees waived	-2.12%	(5)(8)	-2.71%	(5)(8)
After fees waived	-2.04%	(5)(8)	-2.33%	(5)(8)

Portfolio turnover rate (7)	44%	(4)	195%	(4)(9)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Performance reported does not reflect sales charges. Effective December 31, 2015, the class no longer has an initial sales charge.

(4)	Not annualized

(5)	Annualized

(6)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 and February 29, 2016, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.63% and 2.28%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.25% and 2.20%, respectively.

(7)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(8)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 amd February 29, 2016, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.58% and -2.06%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -2.20% and -1.98%, respectively.

(9)	Amount has been revised from the previously reported amount of 6012%. See Note 10.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund

Consolidated Financial Highlights

Institutional Shares
For a share outstanding throughout the period

	Six Months Ended		Period
	February 29, 2016		September 30, 2014 *
	(Unaudited)		to August 31, 2015

Net asset value, beginning of period	$10.14		$10.00

Income/(loss) from investment operations:

Net investment loss (1)	(0.10)		(0.19)
Net realized and unrealized gain on investments	0.25		0.47

Total from investment operations	0.15		0.28

Less distributions:

From net realized gains	(0.19)		(0.14)

Total distributions	(0.19)		(0.14)

Redemption fee proceeds	— (2)		—

Net asset value, end of period	$10.10		$10.14

Total return	1.43%	(3)	2.93%	(3)

Net assets, end of period (in thousands)	$117,796		$60,328

Ratio of expenses to average net assets:

Before fees waived	2.14%	(4)(5)	2.49%	(4)(5)
After fees waived	2.02%	(4)(5)	2.17%	(4)(5)

Ratio of net investment loss to average net assets:

Before fees waived	-1.91%	(4)(7)	-2.45%	(4)(7)
After fees waived	-1.79%	(4)(7)	-2.13%	(4)(7)

Portfolio turnover rate (6)	44%	(3)	195%	(3)(8)

*	Commencement of operations

(1)	Calculated using average shares method

(2)	Amount represents less than $0.01 per share

(3)	Not annualized

(4)	Annualized

(5)
The ratios of expenses to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 and February 29, 2016, excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, before fees waived/reimbursed by the Adviser, were 2.34% and 2.07%, respectively. Excluding dividends and interest on short positions and brokerage expenses, the ratios of expenses to average net assets, after fees waived/reimbursed by the Adviser, were 2.02% and 1.95%, respectively.

(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued

(7)
The ratios of net investment loss to average net assets include dividends and interest on short positions and brokerage expenses. For the periods ended August 31, 2015 and February 29, 2016, excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, before fees waived/reimbursed by the Adviser, were -2.30% and -1.91%, respectively.  Excluding dividends and interest on short positions and brokerage expenses, the ratios of net investment loss to average net assets, after fees waived/reimbursed by the Adviser, were -1.98% and -1.79%, respectively.

(8)	Amount has been revised from the previously reported amount of 6012%. See Note 10.

The accompanying notes are an integral part of these financial statements.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Note 1 – Organization

Infinity Q Diversified Alpha Fund (the “Fund”) is a diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Infinity Q Capital Management LLC (the “Adviser”) serves as the investment manager to the Fund.

The Fund seeks to generate positive absolute returns. The Fund’s objective is not fundamental, and may be changed without shareholder approval. The Fund commenced operations on September 30, 2014. The Fund currently offers two share classes, Investor Class and Institutional Class. Each class of shares represents an equal interest in the Fund, except that they have different expenses, which reflects the difference in the range of services provided to them. Effective December 31, 2015, the Investor Class shares (formerly the A class) no longer have an initial sales charge, but are subject to an annual distribution fee as described in Note 4. Income, expenses (other than those attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value. All shares of the Fund have equal rights and privileges.

In order to achieve its investment objective, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Cayman Islands subsidiary, the Infinity Q Commodity Fund LLC (the “Subsidiary”). The Subsidiary acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Prospectus and Statement of Additional Information. At February 29, 2016 the Fund’s investment in the Subsidiary represented 10.18% of the Fund’s net assets.

The consolidated financial statements of the Fund include the investment activity and financial statements of the Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Because the Fund may invest a substantial portion of its assets in the Subsidiary, the Fund may be considered to be investing indirectly in some of those investments through the Subsidiary. For that reason, references to the Fund may also include its Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. The Fund and its Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and its Subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.

At February 29, 2016, the only investments held in the Subsidiary were swap contracts, for which the notional amount was $92,955,481. At February 29, 2016 there were no unrealized gains or losses in the Subsidiary. The Subsidiary holds cash and cash equivalents as collateral on the swap contracts.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies

(a) Securities Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1 -  Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -  Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity Securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates.

Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.  Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser using model pricing tailored to the type of security held.  The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic, and changes as a function of the market environment for the underlying security. The Fund values liquid options at mean price. For options deemed to be illiquid, the Adviser sources broker quotes, if available. If broker quotes are unavailable, the Adviser uses model pricing tailored to the type of option held. In addition, the Adviser conducts volatility surface interpolation, to estimate implied volatility. When modeling is used, these options are categorized as Level 3 in the fair value hierarchy. A primary input to the model is implied volatility; a 1% change in implied volatility could change the value by up to 5%, which, depending on the direction of the change and the Fund’s exposure, could either increase or decrease the position’s value.

The Adviser values Credit Default Swap (CDS) using the ISDA Standard Upfront Model and spread values sourced from broker quotes or a pricing service. For liquid CDS, the Adviser utilizes spread values quoted by a pricing service. These positions are categorized as Level 3 in the fair value hierarchy.

The Fund makes dispersion investments using volatility and variance swaps. With the exception of dispersion trades, single stock volatility and variance swaps rarely trade. As a result, the Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A 1% change in the volatility spread could change the value by up to 70%, which, depending on the direction of the change, could either increase or decrease the position’s value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of February 29, 2016:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock	$1,279,250	$—	$—	$1,279,250
Purchased Options	—	1,583,615	—	1,583,615
Short-Term Investment	84,167,324	—	—	84,167,324
Total Assets	85,446,574	1,583,615	—	87,030,189

Liabilities
Securities Sold Short	(1,524,540)	—	—	(1,524,540)
Total	$83,922,034	$1,583,615	$—	$85,505,649

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments*
Written Options	$—	$(1,646,570)	$(141,570)	$(1,788,140)
Credit Default Swaps	—	—	(119,204)	(119,204)
Total Return Swaps	—	163,113	1,218,752	1,381,865
Forward Currency Contracts	—	882,706	—	882,706
Total	$—	$(600,751)	$957,978	$357,227

* Other financial instruments are derivative instruments, including swap contracts, foreign currency contracts, and written options. Total return swap contracts and foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument, while credit default swap contracts and written options are valued at fair value.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Written Options	Credit Default Swaps	Total Return Swaps
Balance at August 31, 2015	$337,725	$(223,790)	$(149,342)	$760,220
Purchased (Received)	—	—	—	—
Realized Gain (Loss)	438,500	—	—	255,381
Amortization	—	—	(3,488)	—
Change in unrealized appreciation/depreciation	(112,225)	82,220	(98,639)	203,151
(Sale) Cover	(664,000)	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Balance at February 29, 2016	$—	$(141,570)	$(251,469)	$1,218,752

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at February 29, 2016.

(b) Securities Sold Short

The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

(c) Derivatives

The Fund utilizes derivatives in its investment strategies. The Fund’s primary strategies are as follows: Volatility, Equity Long Short, Relative Value, and Global Macro. The Fund implements these strategies by investing either directly in, or through total return swaps on, a broad range instruments, including, but not limited to, equities, bonds, currencies, commodities, master limited partnerships, credit derivatives, convertible securities, futures, forwards, options and swaps.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the period ended February 29, 2016 was related to the use of swap contracts, purchased options, written options, and forward foreign currency contracts.

Swap Agreements – The Fund invests in total return swaps, in which payments made by the Fund or the counterparty are based on the total return of a particular reference asset or portfolio of assets (such as a single security, combination or “basket” of securities, or an index). The value of the Fund’s swap positions increase or decrease depending on the changes in value of the underlying rates, currency values, volatility or other indices or measures. Changes in value are recorded as unrealized appreciation

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

(depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. The change in value of swaps, including accruals of period amounts of interest to be paid or received is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss on a swap contract may exceed the amount recorded as an asset or liability on the Consolidated Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under a contract’s terms and the possible lack of liquidity with respect to the contracts. As of February 29, 2016, the Fund had outstanding swap contracts as listed on the Consolidated Schedule of Investments.

Options Contracts – The Fund may write call and put options on securities, derivative instruments, or currencies. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Consolidated Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Written options which are closed or exercised will result in a gain if the closing transaction is less than the premium received. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Consolidated Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Purchasing options will result in a gain if the closing transaction is more than the premium paid.

The Fund both purchased and wrote options contracts during the period ended February 29, 2016. The Fund had outstanding purchased and written option contracts outstanding as listed on the Consolidated Schedule of Investments as of February 29, 2016.

Forward and Futures Contracts – The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

The Fund entered into forward currency contracts during the period ended February 29, 2016. The Fund had outstanding forward currency contracts outstanding as listed on the Consolidated Schedule of Investments as of February 29, 2016.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Consolidated Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of February 29, 2016:

Consolidated Statement of Assets and Liabilities Location

	Assets
	Purchased Options	Unrealized Appreciation on Forward Currency Contracts	Unrealized Appreciation on Swap Contracts *
Credit contracts	$—	$—	$229,412
Currency contracts	71,115	882,706	—
Equity contracts	752,500	—	—
Volatility contracts	760,000	—	1,403,855
Total	$1,583,615	$882,706	$1,633,267

	Liabilities
	Written Options	Unrealized Depreciation on Forward Currency Contracts	Unrealized Depreciation on Swap Contracts *
Credit contracts	$—	$—	$(348,616)
Currency contracts	(311,640)	—	—
Equity contracts	(721,500)	—	—
Volatility contracts	(755,000)	—	(13,245)
Total	$(1,788,140)	$—	$(361,861)

* Includes cumulative appreciation/depreciation of total return swap contracts as shown in the Schedule of Investments.

The following table sets forth the Fund’s realized and unrealized gain (loss), as reflected in the Consolidated Statement of Operations, by primary risk exposure and by type of derivative contract for the period ended February 29, 2016:

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Amount of Realized Gain / (Loss) on Derivatives
Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Foreign Currency Contracts	Total
Commodity Contracts	$(439,459)	$2,991,132	$210,796	$—	$2,762,469
Credit Contracts	—	(61,349)	—	—	(61,349)
Currency Contracts	(36,074)	—	302,498	3,832	270,256
Equity Contracts	(1,680,761)	(1,611,750)	659,081	—	(2,633,430)
Volatility Contracts	(1,123,616)	(158,413)	1,857,082	—	575,053
Total	$(3,279,910)	$1,159,620	$3,029,457	$3,832	$912,999

Change in Unrealized Gain / Loss on Derivatives
Risk Exposure Category	Purchased Options	Swap Contracts	Written Options	Foreign Currency Contracts	Total
Credit Contracts	$—	$(98,639)	$—	$—	$(98,639)
Currency Contracts	(546,318)	—	(49,750)	579,381	(16,687)
Equity Contracts	529,537	948,652	(187,934)	—	1,290,255
Volatility Contracts	(2,000,995)	1,137,596	359,573	—	(503,826)
Total	$(2,017,776)	$1,987,609	$121,889	$579,381	$671,103

Volume of derivative instruments for the Fund during the period ended February 29, 2016:

Derivative Type	Unit of Measure	Average Quantity
Credit default swaps	Notional Amount	$53,500,000
Total return swaps	Notional Amount	$109,790,452
Purchased options	Contracts	59,017
Purchased option currency contracts	Principal Amount	$51,212,857
Written options	Contracts	(5,650)
Written option currency contracts	Principal Amount	$(21,200,000)
Forward currency contracts	Notional Amount	28,932,843

The following table shows the Fund’s written options transactions for the period ended February 29, 2016:

	Contracts	Notional	Premiums
Balance at August 31, 2015	(4,500)	(30,000,000)	$(1,184,676)
Options written	(82,200)	(23,400,000)	(6,683,802)
Options purchased to cover	52,450	13,400,000	4,522,222
Option expirations	22,600	25,000,000	1,418,691
Balance at February 29, 2016	(11,650)	(15,000,000)	$(1,927,565)

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

As of February 29, 2016, the Fund held the following derivative instruments that were subject to offsetting on the Consolidated Statement of Assets and Liabilities:

				Gross Amounts not offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Offsetting Derivative Position	Cash Collateral Pledged (Received) (1)	Net Amount
Assets:
Total Return Swaps
Bank of America Merrill Lynch	$400,201	$—	$400,201	$(13,245)	$—	$386,956
Societe Generale	1,003,654	—	1,003,654	—	—	1,003,654

Credit Default Swaps
Bank of America Merrill Lynch	229,412	—	229,412	(229,412)	—	—

Options
Bank of America Merrill Lynch	105,000	—	105,000	(105,000)	—	—
Citigroup	1,475,000	—	1,475,000	(1,306,250)	—	168,750
Morgan Stanley	3,615	—	3,615	(3,615)	—	—

Forward Contracts
Bank of America Merrill Lynch	251,288	—	251,288	—	—	251,288
Morgan Stanley	727,314	(95,896)	631,418	—	—	631,418
	$4,195,484	$(95,896)	$4,099,588	$(1,657,522)	$—	$2,442,066

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Liabilities:
Total Return Swaps
Bank of America Merrill Lynch	$(13,245)	$—	$(13,245)	$13,245	$—	$—

Credit Default Swaps
Bank of America Merrill Lynch	(345,260)	—	(345,260)	229,412	115,848	—
Morgan Stanley	(3,356)	—	(3,356)	—	3,356	—

Written Options
Bank of America Merrill Lynch	(170,250)	—	(170,250)	105,000	65,250	—
Citigroup	(1,306,250)	—	(1,306,250)	1,306,250	—	—
Morgan Stanley	(311,640)	—	(311,640)	3,615	308,025	—

Forward Contracts
Morgan Stanley	(95,896)	—	(95,896)	95,896	—	—
	$(2,245,897)	$—	$(2,245,897)	$1,753,418	$492,479	$—
(1)	Any over-collateralization of total financial instruments or cash is not shown.

(d) Federal Income Taxes

The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended February 29, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has not currently filed any tax returns; generally, tax authorities can examine the tax returns filed for the preceding three years. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

(e) Distributions to Shareholders

The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed annually. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

During the period ended February 29, 2016, the Fund distributed $186,272 of short-term capital gains and $1,467,487 of long-term capital gains to shareholders.

(f) Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h) Security Transactions and Investment Income

The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(i) Restricted Cash & Deposits with Broker

At February 29, 2016, the Fund held restricted cash in connection with investments with certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected on the Consolidated Statement of Assets and Liabilities as cash collateral for derivative instruments. On February 29, 2016, the Fund had pledged the following amounts as collateral for open currency contracts, swap contracts, and written options:

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Counterparty	Amount Pledged
Bank of America Merrill Lynch	$19,792,361
Citigroup	9,221,649
Morgan Stanley	4,530,000
Societe Generale	1,880,000
Total	$35,424,010

On February 29, 2016, the Fund also had $1,066,311 deposited at Citigroup as collateral for short sales and written options as reflected on the Consolidated Statement of Assets and Liabilities.

Note 3 – Investment Management Agreement and Other Transactions with Affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.70%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.95% and 2.20% of average daily net assets for Institutional Class shares and Investor Class shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the period ended February 29, 2016, the Adviser made $56,536 in waivers to the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as the Fund’s administrator and transfer agent.  U.S. Bank, N.A. serves as the Fund’s custodian.  Quasar Distributors, LLC, an affiliate of USBFS, acts as the Fund’s distributor and principal underwriter.

The Independent Trustees were paid $5,544 for their services and reimbursement of travel expenses during the period ended February 29, 2016. No compensation is paid to the Interested Trustee or officers of the Trust.

Note 4 – Distribution Plan

The Trust has adopted a plan pursuant to Rule 12b-1 for the Fund’s Investor Class shares that allows the Fund to pay fees for the sale, distribution and servicing of its Investor Class shares. The plan provides for a distribution and servicing fee of up to 0.25% of the Investor Class shares’ average daily net assets. The Fund paid $2,689 in distribution fees for the period ended February 29, 2016.

Third party distribution and servicing expenses may be paid directly by the Fund or through the Investment Adviser in its administrative role for purposes of facilitating and monitoring payments under the plan.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Quasar Distributors, LLC (the “Distributor”), acts as the Funds’ principal underwriter in a continuous public offering of the Fund’s shares and is paid for its services by the Investment Adviser out of the fees received under the Plan and may be paid out of the Investment Adviser’s own resources. The Distributor is an affiliate of U.S. Bancorp Fund Services, LLC.

Note 5 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under section 2(a)(9) of the Investment Company Act of 1940. As of February 29, 2016, Infinity Q Capital Management LLC held 46% of the outstanding shares of the Institutional Class shares of the Fund. As of February 29, 2016, Charles Schwab & Company, Inc. held 93% and 30%, in aggregate for the benefit of others, of the outstanding Investor Class and Institutional Class shares of the Fund, respectively.

Note 6 – Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, options, and other short-term investments) for the Fund for the period ended February 29, 2016, were as follows:

Purchases	$ 40,255,095
Sales	$ 39,678,989

Note 7 – Tax Information and Distributions to Shareholders

The tax character of distributions paid during the periods ended February 29, 2016 and August 31, 2015 were as follows:

	Period Ended February 29, 2016	Period Ended August 31, 2015
Distributions Paid From:
Ordinary Income	$—	$—
Short-Term Capital Gains	186,272	—
Long-Term Capital Gains	1,467,487	744,791
Total Distributions Paid	$1,653,759	$744,791

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended August 31, 2015.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

As of August 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Cost of investments for tax purposes	$28,586,242

Gross tax unrealized appreciation	3,266,410
Gross tax unrealized depreciation	(3,791,697)
Net tax unrealized depreciation on investments	(525,287)

Undistributed ordinary income	186,256
Undistributed long-term capital gains	1,467,481
Distributable earnings	1,653,737

Other accumulated gains	161,737

Total accumulated gains	$1,290,187

U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses. These classifications have no effect on net assets or net asset value per share. For the period ended August 31, 2015, the following table shows the reclassifications made:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital

$1,423,826	$(954,317)	$(469,509)

The Fund is required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of August 31, 2015 the Fund did not defer a post-October capital loss on a tax basis.

Note 8 – Underlying Investment in Other Investment Companies

The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Portfolio — Class I (“Fidelity”). The performance of the Fund may be directly affected by the performance of Fidelity. Fidelity is registered under the 1940 Act as an open-ended management investment company.  Fidelity invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Fidelity also invests more than 25% of its total assets in the financial services industries. The financial statements of Fidelity, including the portfolio of investments, can be found at the Security and Exchange Commission’s website and should be read in conjunction with the Fund’s financial statements. As of February 29, 2016, 66.3% of the Fund’s net assets were invested in Fidelity.

Infinity Q Diversified Alpha Fund
Notes to Consolidated Financial Statements
February 29, 2016 (Unaudited)

Note 9 – Subsequent Events

Management has evaluated events and transactions that occurred subsequent to February 29, 2015 through the date the financial statements have been issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

Note 10 – Prior Period Adjustment

For the fiscal period ended August 31, 2015, the portfolio turnover ratio for the Fund was calculated excluding cash and long-term derivative positions. Subsequent to the issuance of the Annual report, management determined it would be more appropriate to include the value of these positions as they represent a significant percentage of the Fund’s holdings. For the period ended August 31, 2015, the original ratio of 6012% was revised to 195% based on the updated calculation, which will be utilized going forward.

The value of long-term derivative and cash transactions are excluded from the ratio calculation. If they were included, the ratio would be significantly higher.

General Information
(Unaudited)

Infinity Q Diversified Alpha Fund
February 29, 2016

PROXY VOTING POLICIES AND PROCEDURES
You may obtain a description of the Fund’s proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-IQFUND1 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Fund files its proxy voting records annually as of June 30, with the SEC on Form N-PX. The Fund’s Form N-PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY FORM N-Q PORTFOLIO SCHEDULE
The Fund files its complete portfolio schedule with the Securities and Exchange Commission (SEC) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Form N-Qs are available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room. For information about the operation of the Public Reference Room, please call 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

EX.99.CODE ETH

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports

(2) certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	5/2/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	5/2/2016

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	5/2/2016